COST OF SERVICES AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Apr. 30, 2026
Cost Of Services And Administrative Expenses
SCHEDULE OF COST OF SERVICES

Cost of services included the following:

	2026	2025	2024
Salaries and related costs	$357,052	$193,526	$12,500
Defined contribution plan	21,923	4,551	-
Subcontractor costs	678,104	-	-
Other costs	3,312	997	-
Total cost of services	$1,060,391	$199,074	$12,500

SCHEDULE OF ADMINISTRATIVE EXPENSES

Administrative expenses included the following:

	2026	2025	2024
Salaries and related costs	$259,808	$58,969	$20,493
Defined contribution plan	10,500	305	799
Staff welfare	184	178	150
Depreciation of right-of-use assets	20,510	6,741	-
Legal and professional fees	4,522	53,269	75,743
Allowance for expected credit loss	208,974
Other expenses	83,051	17,959	3,102
Total administrative expenses	$587,549	$137,421	$100,287